Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies

21. Commitments and contingencies

a. Contractual commitment

Contractual commitments related to office rental, leases signed for co-location services and server rentals and leasehold improvement and building renovation are presented in the following table:

	Office rental	Co-location & Server rental	Leasehold improvements & Building renovation	Total

	RMB	RMB	RMB	RMB
2011	50,849,024	39,406,210	32,196,333	122,451,567
2012	47,096,833	—	—	47,096,833
2013	32,182,304	—	9,144,764	41,327,068
2014	5,934,948	—	—	5,934,948
2015	1,998,050	—	—	1,998,050

	138,061,159	39,406,210	41,341,097	218,808,466

The rental expenses including server leasing rental and office rental were approximately RMB73,654,524, RMB83,861,093 and RMB112,619,877 for the years ended December 31, 2008, 2009 and 2010, respectively, and were charged to the statement of operations when incurred.

b. Contingencies

The Group did not record any legal contingencies as of December 31, 2010.